Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
The Company believes that period-to-period comparisons of its financial results should not be relied upon as an indication of future performance. The Company’s revenues and results of operations have been subject to significant fluctuations, particularly on a quarterly basis, and the Company’s revenues and results of operations could fluctuate significantly quarter-to-quarter and year-to-year. Significant quarterly fluctuations in revenues will cause fluctuations in the Company’s cash flows and the cash and cash equivalents and accounts receivable accounts on the Company’s consolidated balance sheet. Causes of such fluctuations may include the volume and timing of new orders and renewals, the timing of the opening of new IBX data centers, the sales cycle for the Company’s offerings, the introduction of new offerings, changes in prices and pricing models, trends in the internet infrastructure industry, general economic conditions, extraordinary events such as acquisitions or litigation and the occurrence of unexpected events.
The unaudited quarterly financial information presented below has been prepared by the Company and reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management are necessary to present fairly the financial position and results of operations for the interim periods presented.
The following tables present selected quarterly information (in thousands, except per share data):

	2016
	Quarters Ended
	March 31	June 30	September 30	December 31
Revenues	$844,156	$900,510	$924,676	$942,647
Gross profit	416,476	443,543	454,374	476,726
Net income (loss)	(31,111)	44,711	51,450	61,750
Comprehensive income (loss)	61,394	(182,521)	(18,533)	(173,623)
EPS
Basic EPS	(0.46)	0.64	0.73	0.86
Diluted EPS	(0.46)	0.64	0.72	0.86

	2015
	Quarters Ended
	March 31	June 30	September 30	December 31
Revenues	$643,174	$665,582	$686,649	$730,462
Gross profit	344,861	349,825	361,181	378,494
Net income	76,452	59,459	41,132	10,731
Comprehensive income (loss)	(59,141)	104,323	(23,707)	(10,317)
EPS
Basic EPS	1.35	1.04	0.72	0.18
Diluted EPS	1.34	1.03	0.71	0.18